Equity share capital and share premium (Tables)	6 Months Ended
Jun. 30, 2022
Equity share capital and share premium
Schedule of share capital and share premium

	Total shares (par value €0.01)	Total share capital	Total share premium
	(million)	$'m	$'m
At December 31, 2021 and at June 30, 2022	603	7	5,992